Sales and marketing (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Other Income And Other Expense Disclosure [Line Items]
Advertising cost	$ 1,579,550	$ 313,336	$ 92,135